Five highest paid employees (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) individual	Dec. 31, 2017 USD ($) individual	Dec. 31, 2016 USD ($) individual
Disclosure of Highest Paid Employees [Line Items]
Bonus	$ 64,130,000	$ 57,289,000	$ 123,313,000
Equity-settled share-based payment	11,661,000	18,214,000	14,210,000
Total employee benefits expense	$ 674,688,000	621,945,000	547,918,000
Highest paid employees
Disclosure of Highest Paid Employees [Line Items]
Number of highest paid individuals | individual	5
Emoluments paid to the highest paid individuals	$ 0	$ 0	$ 0
Highly paid directors
Disclosure of Highest Paid Employees [Line Items]
Number of highest paid individuals | individual	3	3	2
Highly paid non-directors
Disclosure of Highest Paid Employees [Line Items]
Number of highest paid individuals | individual	2	2	3
Salaries and benefits	$ 954,000	$ 630,000	$ 692,000
Bonus	325,000	746,000	611,000
Equity-settled share-based payment		338,000	412,000
Total employee benefits expense	$ 1,279,000	$ 1,714,000	$ 1,715,000